Shareholder Report, Average Annual Return (Details)		12 Months Ended	17 Months Ended	55 Months Ended	60 Months Ended	85 Months Ended	103 Months Ended	109 Months Ended	120 Months Ended
		Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
Pear Tree Polaris Small Cap Fund (Ordinary Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		14.51%			6.35%				8.15%
Pear Tree Polaris Small Cap Fund (Institutional Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		14.92%			6.74%				8.54%
Pear Tree Polaris Small Cap Fund (R6 Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		15.45%	8.51%
Pear Tree Quality Fund (Ordinary Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		9.01%			10.46%				13.74%
Pear Tree Quality Fund (Institutional Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		9.41%			10.89%				14.16%
Pear Tree Quality Fund (R6 Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		9.68%	6.24%
Pear Tree Essex Environmental Opportunities Fund (Ordinary Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	[1]	34.63%			(1.26%)		6.77%
Pear Tree Essex Environmental Opportunities Fund (Institutional Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	[2]	34.83%			(1.00%)		7.04%
Pear Tree Essex Environmental Opportunities Fund (R6 Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		35.46%		(3.06%)
Pear Tree Polaris Foreign Value Fund (Ordinary Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		32.38%			6.56%				7.56%
Pear Tree Polaris Foreign Value Fund (Institutional Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		32.87%			6.95%				7.94%
Pear Tree Polaris Foreign Value Fund (R6 Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		33.00%			7.05%			7.66%
Pear Tree Polaris Foreign Value Small Cap Fund (Ordinary Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		16.37%			4.25%				6.99%
Pear Tree Polaris Foreign Value Small Cap Fund (Institutional Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		16.82%			4.65%				7.39%
Pear Tree Polaris Foreign Value Small Cap Fund (R6 Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		17.00%			4.72%			7.12%
Pear Tree Polaris International Opportunities Fund (Ordinary Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		11.31%			1.84%	6.25%
Pear Tree Polaris International Opportunities Fund (Institutional Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		11.76%			2.33%	6.72%
Pear Tree Polaris International Opportunities Fund (R6 Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent		11.90%			2.34%	6.75%
S&P 500
Average Annual Return [Line Items]
Average Annual Return, Percent		17.80%	11.14%		12.06%				14.16%
Russell 2000
Average Annual Return [Line Items]
Average Annual Return, Percent		25.73%	10.52%		3.77%				9.88%
MSCI EAFE
Average Annual Return [Line Items]
Average Annual Return, Percent		21.88%			8.45%			8.92%	8.91%
MSCI ACWI ex USA Small Cap
Average Annual Return [Line Items]
Average Annual Return, Percent		28.41%			6.16%			8.34%	8.47%
MSCI ACWI ex USA
Average Annual Return [Line Items]
Average Annual Return, Percent		25.58%			7.56%	9.22%		8.72%	8.91%
MSCI World
Average Annual Return [Line Items]
Average Annual Return, Percent		19.39% [1]		8.88%	10.77% [1]		11.73% [1]

[1]	Performance for periods prior to September 1, 2021 represent the performance of Essex Environmental Opportunities Fund, the predecessor of the Fund.
[2]	Performance for periods prior to September 1, 2021 represent the performance of Essex Environmental Opportunities Fund, the predecessor of the Fund.